Trade and Other Payables - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Liabilities in respect of put option agreements with vendors	£ 90.0	£ 323.3
Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Liabilities in respect of put option agreements with vendors	£ 82.4